Income and expenses	12 Months Ended
Dec. 31, 2018
Disclosure of income and expenses [abstract]
Disclosure of income and expenses [text block]
22	Income and expenses

22.1 Revenue

The effect of initially applying IFRS 15 on the Group’s revenue from contracts with customers is described in Note 2. Due to the transition method chosen in applying IFRS 15, comparative information has not been restated to reflect the new requirements.

22.1.1 Disaggregated revenue information

in 000€	Materialise Software	Materialise Medical	Materialise Manufacturing	Total segments	Unallocated	Consolidated
Geographical markets
United States of America (USA)	8,804	23,940	9,439	42,183	34	42,217
Americas other than USA	193	1,404	101	1,698	2	1,700
Europe (without Belgium) & Africa	17,026	19,073	74,852	110,951	77	111,028
Belgium	155	1,824	7,364	9,343	7	9,350
Asia Pacific	11,196	6,011	3,200	20,407	19	20,426
Total revenue from contracts with customers	37,374	52,252	94,956	184,582	139	184,721
Type of goods or service
Software revenue (non-medical)	37,374	−	−	37,374	−	37,374
Software revenue (medical)	−	17,045	−	17,045	−	17,045
Medical devices and services	−	35,207	−	35,207	−	35,207
Prototyping	−	−	27,599	27,599	−	27,599
End parts production	−	−	23,919	23,919	−	23,919
Complex metal parts production (ACTech)	−	−	43,438	43,438	−	43,438
Other	−	−	−	−	139	139
Total revenue from contracts with customers	37,374	52,252	94,956	184,582	139	184,721
Timing of revenue recognition
Goods/Services transferred at a point in time	20,326	39,682	90,614	150,622	139	150,761
Goods/Services transferred over time	17,048	12,570	4,342	33,960	−	33,960
Total revenue from contracts with customers	37,374	52,252	94,956	184,582	139	184,721

The revenue per type of good or service including the previous years is as follows:

	For the year ended December 31
in 000€	2018	2017	2016
Software revenue (non-medical)	37,374	35,770	30,122
Software revenue (medical)	17,045	15,619	13,404
Medical devices and services	35,207	27,222	24,506
Prototyping	27,599	28,423	27,568
End parts production	23,919	25,324	18,838
Complex metal parts production (ACTech)	43,438	9,965	−
Other	139	250	39
Total	184,721	142,573	114,477

22.1.2 Contract balances

The following table provides information about receivables, contracts in progress (contract assets) and deferred income (contract liabilities) from contracts with customers.

	As of December 31,
in 000€	2018	2017
Trade receivables, included in 'trade and other receivables'	38,764	36,572
Contract assets / contracts in progress	829	1,266
Contract liabilities / deferred income	27,444	23,661
Total	67,037	61,499

We refer to note 18 for a detail of the deferred income and Note 2 for a detail on the cumulative catch-up adjustment on initial application of IFRS 15.

The Group has recognized K€18,791 revenue in 2018 for contract liabilities recognized at January 1, 2018 and reduced revenue for K€96 related to performance obligations that were (partially) satisfied in prior years. Note 18 include split of the deferred income in current and non-current. Non-current deferred income, representing mainly maintenance contracts with terms more than one year and certain contracts with up-front fees which are allocated to performance obligations that will be satisfied over more than one year, may be recognized as revenue between one to three years.

The relation between the timing of satisfaction of the performance obligations and the timing of billing resulting in contract assets and liabilities is as follows:

  Maintenance services: maintenance services are typically billed at the beginning of the maintenance period resulting in deferred income that is recognized on a straightline basis over the maintenance period.
  Software licenses: certain software licenses may have been billed prior to the delivery of the software key resulting in a deferred income balance.
  Certain agreements in the medical segment include up-front fees such as step-in fees or milestone payments which are billed at inception of the contract but which are allocated to performance obligations which are satisfied at a later time in the contract term or which have not been recognized considering the revenue contraint (i.e. may have to be credited when customer achieves certain volume targets). In addition, certain contracts include prepaid fees for volume “Plan Only” purchases for which the purchased services are only delivered during a one year period. Those fees result in deferred income which are recognized as revenue when services/products are delivered and revenue is not constrainted.
  Certain development services are satisfied while the services can only billed at certain pre-defined points in time or when the services are fully satisfied resulting in contracts in progress / contract assets.

22.2 Cost of sales

Cost of sales include the following selected information:

	For the year ended December 31
in 000€	2018	2017*	2016
Purchase of goods and services	(39,114)	(34,480)	(25,374)
Amortization and depreciation	(9,910)	(7,560)	(5,007)
Payroll expenses	(33,036)	(20,806)	(16,161)
Other expenses	(239)	(106)	(164)
Total	(82,299)	(62,952)	(46,706)

22.3 Research and development expenses

Research and development expenses include the following selected information:

	For the year ended December 31
in 000€	2018	2017	2016
Purchase of goods and services	(3,590)	(3,140)	(3,177)
Amortization and depreciation	(830)	(686)	(478)
Payroll expenses	(17,935)	(16,054)	(13,985)
Other	(61)	(79)	(42)
Total	(22,416)	(19,959)	(17,682)

22.4 Sales and marketing expenses

Sales and marketing expenses include the following selected information:

	For the year ended December 31
in 000€	2018	2017*	2016
Purchase of goods and services	(9,775)	(8,035)	(7,450)
Amortization and depreciation	(725)	(505)	(563)
Payroll expenses	(35,585)	(30,175)	(27,828)
Other	(218)	(220)	(312)
Total	(46,303)	(38,935)	(36,153)

22.5 General and administrative expenses

General and administrative expenses include the following selected information:

	For the year ended December 31
in 000€	2018	2017*	2016
Purchase of goods and services	(9,892)	(7,053)	(5,488)
Amortization and depreciation	(3,828)	(2,761)	(2,326)
Payroll expenses	(18,442)	(14,858)	(11,895)
Other	(148)	(204)	(332)
Total	(32,310)	(24,876)	(20,041)

22.6 Net other operating income

The net other operating income can be detailed as follows:

	For the year ended December 31
in 000€	2018	2017*	2016
Government grants	4,658	4,342	4,181
Amortization intangibles purchase price allocation	(1,994)	(1,064)	−
Allowance for doubtful debtors	(1,065)	(454)	(77)
Capitalized expenses (asset construction)	16	123	12
Net foreign currency exchange gains / (losses)	246	(235)	452
Tax Credits	706	899	741
Fair value adjustment Cenat liability	192	−	−
Personnel related income	168	−	−
Other	844	930	903
Total	3,771	4,541	6,212

The Company has received government grants from the Belgian federal and regional governments and from the European Community in the forms of grants linked to certain of its research and development programs and reduced payroll taxes.

Any government grants recognized as income do not have any unfulfilled conditions or other contingencies attached to them.

The Group has changed its accounting policy with respect to the amortization expense related to the fair value adjustments of the intangible assets acquired from a business combination. These expenses, except for expenses related to the backlog, are now presented under the net other operating result. We refer to Note 2 for more information.

22.7 Payroll expenses

The following table shows the breakdown of payroll expenses for 2018, 2017 and 2016:

	For the year ended December 31
in 000€	2018	2017	2016
Short-term employee benefits	(76,023)	(60,195)	(50,714)
Social security expenses	(14,139)	(11,200)	(10,136)
Expenses defined contribution plans	(936)	(926)	(388)
Other employee expenses	(13,900)	(9,572)	(8,631)
Total	(104,998)	(81,893)	(69,869)
Total registered employees at the end of the period	2,009	1,862	1,432

22.8 Financial expenses

Financial expenses includes the following selected information:

	For the year ended December 31
in 000€	2018	2017	2016
Interest expense	(1,747)	(1,026)	(665)
Foreign currency losses	(2,748)	(3,131)	(1,453)
Other financial expenses	(369)	(571)	(319)
Total	(4,864)	(4,728)	(2,437)

22.9 Financial income

Financial income includes the following selected information:

	For the year ended December 31
in 000€	2018	2017	2016
Foreign currency exchange gains	3,047	2,830	1,853
Amortization discount interest free loans	−	6	14
Other finance income	580	374	172
Total	3,627	3,210	2,039

22.10 Income taxes and deferred taxes

Current income tax

The following table shows the breakdown of the tax expense for 2018, 2017 and 2016:

	As of December 31,
in 000€	2018	2017*	2016
Estimated tax liability for the year	(1,216)	(1,530)	(1,698)
Tax adjustments to the previous year	−	412	−
Deferred income taxes	791	596	(12)
Total income taxes for the period	(425)	(522)	(1,710)

The current tax expense is equal to the amount of income tax owed to the tax authorities for the year, under the applicable tax laws and rates in effect in the various countries.

Deferred tax

Deferred tax is presented in the statement of financial position under non-current assets and non-current liabilities, as applicable. The following table shows the breakdown of the deferred tax assets, deferred tax liability and the deferred tax expense for 2018, 2017 and 2016:

	Asset/(liability)			Income/(expense)
in 000€	2018	2017*	2016	2018	2017*	2016
Tax losses, notional interest deduction and other tax benefits	26	−	109	−	−	−
Amortization development assets and other intangible assets	224	304	227	−	−	−
Depreciation property, plant & equipment	30	−	−	−	−	−
Other items	35	−	−	−	−	−
Total deferred tax assets	315	304	336	11	(32)	(756)
Property, plant & equipment	(694)	(698)	(452)	−	−	−
Intangible assets	(5,370)	(6,656)	(873)	−	−	−
Investment grants	(312)	−	−	−	−	−
Inventory valuation	141	−	−	−	−	−
Other items	9	(61)	−	−	−	−
Total deferred tax liabilities	(6,226)	(7,415)	(1,325)	780	628	744
Total deferred tax income (loss)	−	−	−	791	596	(12)

The Group has unused tax losses, tax credits and notional interest deduction available in an amount of K€25,285 for 2018 (2017: K€11,948; 2016: K€9,451) of which K€15,592 for 2018 (2017: K€4,581; 2016: K€1,570) relating to Materialise NV. As at December 31, 2018 no unused notional interest deduction remains (2017: K€315; 2016: K€315), the amount remaing from previous periods has expired.

With respect to the net operating losses of Materialise NV, no deferred tax assets have been recognized given that in view of the Belgian Patent Income Deduction and Innovation Income Deduction there is an uncertainty to which extent these tax losses will be used in future years. As from July 1, 2016, the new Innovation Income Deduction replaces the former Patent Income Deduction. Under the grandfathering rule the Patent Income Deduction system can still be applied until June 30, 2021. The Belgian Patent Income Deduction allows companies to deduct 80% of the qualifying gross patent income from the taxable basis. Under the Innovation Income Deduction system, companies can deduct up to 85% of their net innovation income from the taxable basis. Based on its analysis, in 2018 the Company has assessed that no deferred tax asset should be accounted for with respect to its unused tax losses in Belgium.

With respect to the net tax losses of the other entities in the Group, deferred taxes have been recognized in 2018 for the amount of K€26 (2017: K€0; 2016: K€109). The deferred tax liability of K€6,226 in the year ending December 31, 2018 mainly relates to the intangibles that have been recognized as part of the purchase price allocation (ACTech).

Relationship between Tax Expense and Accounting Profit

	For the year ended December 31
in 000€	2018	2017*	2016
Profit (loss) before taxes	3,452	(1,595)	(1,309)
Income tax at statutory rate of 29.58% (2017, 2016: 33,99%)	(1,021)	542	445

Effect of different local tax rate	166	433	663
Tax adjustments to the previous period	80	412	−
Non-deductible expenses	(1,141)	(818)	(453)
Capitalized initial public offering transaction costs	−	−	−
Research and development tax credits & patent income deduction	337	44	3,664
Notional interest deduction Belgium	−	−	351
Non recognition of deferred tax asset	(546)	(1,505)	(6,767)
Recognition of deferred tax assets on previous years tax losses	653	−	−
Non-taxable income	606	556	729
Use of previous years tax losses and tax credits for which no deferred tax assets was recognized	−	12	50
Taxes on other basis	280	(117)	(342)
Other	161	(81)	(50)
Income tax expense as reported in the consolidated income statement	(425)	(522)	(1,710)